UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	03/31

Date of reporting period:	09/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

Deutsche Bank Alex. Brown

Cash Reserve Fund

Prime Series
Treasury Series
Tax-Free Series

Semiannual Report to Shareholders

September 30, 2006

Table of Contents

Cash Reserve Fund

Information About Each Fund's Expenses Click Here

Investment Summary Click Here

Schedule of Investments Click Here

Statements of Assets and Liabilities Click Here

Statements of Operations Click Here

Statements of Changes in Net Assets Click Here

Financial Highlights Click Here

Notes to Financial Statements Click Here

Other Information Click Here

Shareholder Meeting Results Click Here

Investment Management Agreement Approval 36

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Series and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Prime Series and Tax-Free Series limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2006 to September 30, 2006).

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Prime Series

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2006
Actual Fund Return	Prime Shares	Prime Institutional Shares
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,022.40	$ 1,024.40
Expenses Paid per $1,000*	$ 3.60	$ 1.62
Hypothetical 5% Fund Return	Prime Shares	Prime Institutional Shares
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,021.51	$ 1,023.46
Expenses Paid per $1,000*	$ 3.60	$ 1.62

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Prime Shares	.71%
Prime Institutional Shares	.32%

Treasury Series

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2006
Actual Fund Return	Treasury Shares	Treasury Institutional Shares
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,020.50	$ 1,022.50
Expenses Paid per $1,000*	$ 3.75	$ 1.77
Hypothetical 5% Fund Return	Treasury Shares	Treasury Institutional Shares
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,021.36	$ 1,023.31
Expenses Paid per $1,000*	$ 3.75	$ 1.78

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Treasury Shares	.74%
Treasury Institutional Shares	.35%

Tax-Free Series

Expenses and Value of a $1,000 Investment for the six months ended September 30, 2006
Actual Fund Return	Tax-Free Shares	Tax-Free Institutional Shares
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,014.20	$ 1,016.10
Expenses Paid per $1,000*	$ 3.64	$ 1.67
Hypothetical 5% Fund Return	Tax-Free Shares	Tax-Free Institutional Shares
Beginning Account Value 4/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/06	$ 1,021.46	$ 1,023.41
Expenses Paid per $1,000*	$ 3.65	$ 1.67

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Tax-Free Shares	.72%
Tax-Free Institutional Shares	.33%

For more information, please refer to the Funds' prospectus.

Investment Summary

Prime Series

Asset Allocation	9/30/06	3/31/06

Short-Term Notes	34%	22%
Certificates of Deposit and Bank Notes	29%	12%
Commercial Paper	27%	42%
Repurchase Agreements	5%	14%
Promissory Notes	2%	3%
Funding Agreements	2%	3%
US Government Sponsored Agencies	1%	1%
Master Notes	—	2%
Asset Backed	—	1%
	100%	100%
Weighted Average Maturity
Cash Reserve Fund, Inc. — Prime Series	55 days	36 days
iMoneyNet First Tier Retail Money Funds Average*	42 days	38 days

Treasury Series

Asset Allocation	9/30/06	3/31/06

US Treasury Obligations	95%	100%
Money Market Fund	5%	—
	100%	100%
Weighted Average Maturity
Cash Reserve Fund, Inc. — Treasury Series	55 days	31 days
iMoneyNet Treasury Retail Money Funds Average*	50 days	41 days

Tax-Free Series

Asset Allocation	9/30/06	3/31/06

Municipal Investments
Municipal Variable Rate Demand Notes	81%	79%
Municipal Bonds and Notes	19%	21%
	100%	100%
Weighted Average Maturity
Cash Reserve Fund, Inc. — Tax-Free Series	41 days	17 days
iMoneyNet National Retail Tax-Free Money Funds Average*	28 days	25 days

* The Funds are compared to their respective iMoneyNet category: First Tier Retail Money Funds Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities; Treasury Retail Money Funds Average — Category includes only retail funds that hold 100% in US Treasuries; National Tax-Free Retail Money Funds Average — Category consists of all national tax-free and municipal retail funds.

Asset allocation and weighted average maturity is subject to change. For more complete details about the Funds' holdings, see pages 7. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Other Information section for contact information.

Schedule of Investments as of September 30, 2006 (Unaudited)

Prime Series	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.6%
ABN AMRO Bank NV, 5.365%, 3/5/2007	15,000,000	14,999,220
Bank of America NA, 5.33%, 10/27/2006	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.3%, 10/2/2006	25,000,000	25,000,000
Banque Federative du Credit Mutuel, 5.33%, 1/31/2007	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 5.4%, 10/6/2006	25,000,000	25,000,265
Credit Suisse:
5.29%, 10/6/2006	20,000,000	20,000,000
5.71%, 6/28/2007	10,000,000	10,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	15,000,000	14,998,890
HBOS Treasury Services PLC:
4.75%, 12/4/2006	5,000,000	5,000,000
5.0%, 2/12/2007	10,000,000	10,000,000
5.305%, 4/19/2007	25,000,000	25,000,000
5.31%, 12/29/2006	25,000,000	25,000,000
5.34%, 12/7/2006	40,000,000	40,000,000
Mizuho Corporate Bank:
5.36%, 10/16/2006	25,000,000	25,000,103
5.375%, 11/27/2006	20,000,000	20,000,000
5.46%, 11/6/2006	25,000,000	25,000,123
Monument Gardens Funding LLC, 5.29%, 11/29/2006	15,000,000	14,869,954
Natexis Banque Populaires:
4.787%, 1/23/2007	35,000,000	34,900,032
5.0%, 2/8/2007	20,000,000	20,000,000
5.0%, 2/9/2007	10,000,000	10,000,000
5.55%, 6/18/2007	10,000,000	10,000,000
Norinchukin Bank:
5.405%, 3/15/2007	25,000,000	25,000,000
5.405%, 3/26/2007	50,000,000	50,000,000
Royal Bank of Canada, 4.775%, 12/1/2006	25,000,000	25,000,202
Royal Bank of Scotland PLC, 4.75%, 12/4/2006	45,000,000	45,000,000
Societe Generale:
5.305%, 5/2/2007	15,000,000	15,000,000
5.51%, 10/23/2006	20,000,000	20,000,584
Tango Finance Corp., 5.67%, 6/29/2007	5,000,000	5,000,000
UBS AG, 5.295%, 10/24/2006	20,000,000	20,000,000
UniCredito Italiano SpA, 5.385%, 2/15/2007	30,000,000	29,999,082
Wells Fargo Bank, NA, 5.27%, 10/27/2006	50,000,000	49,999,281
Total Certificates of Deposit and Bank Notes (Cost $704,767,736)		704,767,736

Commercial Paper** 27.1%
AT&T Inc., 5.4%, 10/2/2006	12,614,000	12,612,108
Bank of America Corp., 5.37%, 11/9/2006	20,000,000	19,883,650
Carrera Capital Finance LLC, 5.31%, 11/15/2006	23,000,000	22,847,337
Caterpillar, Inc., 5.27%, 10/6/2006	10,000,000	9,992,681
Cedar Springs Capital Company LLC:
5.29%, 10/13/2006	26,005,000	25,959,145
5.29%, 10/25/2006	10,479,000	10,442,044
5.29%, 1/5/2007	28,000,000	27,605,013
5.31%, 1/5/2007	15,000,000	14,787,600
Charta LLC, 5.28%, 11/8/2006	30,000,000	29,832,800
General Electric Capital Corp., 5.29%, 11/8/2006	40,000,000	39,776,644
Genworth Financial, Inc., 5.28%, 10/27/2006	9,378,000	9,342,239
Giro Funding US Corp., 5.29%, 1/22/2007	35,000,000	34,418,835
Greyhawk Funding LLC, 5.265%, 10/24/2006	25,000,000	24,915,906
Irish Life and Permanent PLC:
5.27%, 12/18/2006	33,400,000	33,018,628
5.3%, 11/8/2006	15,000,000	14,916,083
K2 (USA) LLC:
5.15%, 11/27/2006	25,000,000	24,796,146
5.41%, 10/19/2006	30,800,000	30,716,686
Lake Constance Funding LLC:
5.27%, 12/5/2006	23,000,000	22,781,149
5.31%, 12/14/2006	7,216,000	7,137,237
Mane Funding Corp.:
5.27%, 12/18/2006	15,000,000	14,828,725
5.3%, 10/13/2006	14,448,000	14,422,475
5.37%, 11/1/2006	8,112,000	8,074,489
Monument Gardens Funding LLC, 5.42%, 11/3/2006	15,000,000	14,925,475
Norddeutsche Landesbank Girozentrale, 5.26%, 12/21/2006	15,000,000	14,822,475
Scaldis Capital LLC, 5.035%, 10/23/2006	16,513,000	16,462,190
Simba Funding Corp.:
5.27%, 3/21/2007	25,000,000	24,374,187
5.29%, 12/19/2006	20,000,000	19,767,828
Tango Finance Corp., 5.25%, 1/25/2007	23,900,000	23,495,692
The Bear Stearns Companies, Inc., 5.29%, 10/12/2006	50,000,000	49,919,181
Variable Funding Capital Co. LLC, 5.4%, 10/2/2006	50,000,000	49,992,500
Total Commercial Paper (Cost $666,867,148)		666,867,148

Short-Term Notes* 33.6%
Alliance & Leicester PLC, 5.32%, 12/1/2006	20,000,000	20,000,000
American Express Bank FSB, 5.354%, 6/29/2007	15,000,000	15,007,173
American Express Centurion Bank, 5.42%, 7/19/2007	22,000,000	22,019,993
American Express Credit Corp., 5.29%, 1/9/2007	9,000,000	8,999,738
American Honda Finance Corp.:
Series 144A, 5.522%, 2/20/2007	20,000,000	20,011,679
5.6%, 4/13/2007	1,000,000	1,000,504
Barclays Bank PLC, 5.275%, 4/4/2007	45,000,000	44,995,498
Beta Finance, Inc., 5.472%, 3/15/2007	15,000,000	15,003,063
BMW US Capital LLC, 144A, 5.33%, 9/15/2007	10,000,000	10,000,000
BNP Paribas:
5.3%, 6/13/2007	25,000,000	25,000,000
5.316%, 10/26/2006	20,000,000	20,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.368%, 10/19/2007	25,000,000	25,000,000
Carrera Capital Finance LLC, 144A, 5.32%, 2/26/2007	10,000,000	10,000,000
CIT Group, Inc., 5.605%, 2/15/2007	23,000,000	23,017,133
Five Finance, Inc., 144A, 5.34%, 5/25/2007	25,000,000	25,005,067
General Electric Capital Corp., 5.405%, 12/8/2006	39,000,000	39,003,096
Goldman Sachs Group, Inc., 5.647%, 1/9/2007	25,000,000	25,008,925
HSBC Finance Corp., 5.54%, 10/27/2006	75,000,000	75,003,453
International Business Machine Corp., 5.32%, 12/8/2010	20,000,000	20,000,000
Intesa Bank Ireland PLC, 5.33%, 7/25/2007	15,000,000	15,000,000
Merrill Lynch & Co., Inc.:
5.295%, 5/14/2007	20,000,000	20,000,000
5.296%, 7/27/2007	5,000,000	5,000,000
5.31%, 8/24/2007	10,000,000	10,000,000
5.34%, 10/15/2007	20,000,000	20,000,000
5.425%, 5/29/2007	25,000,000	25,000,000
5.455%, 2/2/2007	15,000,000	15,000,000
5.525%, 2/27/2007	20,000,000	20,010,827
5.55%, 10/19/2006	14,450,000	14,450,589
Metropolitan Life Global Funding I, 5.36%, 6/1/2007	20,000,000	20,008,245
Morgan Stanley, 5.445%, 2/5/2007	30,000,000	30,000,000
Natexis Banque Populaires, 5.42%, 8/31/2007	25,000,000	25,000,000
RBS Greenwich Capital Holdings, 5.29%, 10/2/2006	20,000,000	20,000,000
Skandinaviska Enskilda Banken, 5.358%, 2/9/2011	10,000,000	10,000,000
Societe Generale, 5.267%, 6/11/2007	10,000,000	9,997,391
Tango Finance Corp., 5.315%, 2/15/2007	50,000,000	50,000,861
The Bear Stearns Companies, Inc., 5.435%, 3/19/2007	40,000,000	40,000,000
Toyota Motor Credit Corp., 5.26%, 10/3/2006	15,000,000	14,999,978
UniCredito Italiano Bank (Ireland) PLC, 144A, 5.34%, 10/12/2007	20,000,000	20,000,000
Total Short-Term Notes (Cost $828,543,213)		828,543,213

Master Notes 0.4%
The Bear Stearns Companies, Inc., 5.495%*, 10/2/2006 (a) (Cost $10,000,000)	10,000,000	10,000,000

US Government Sponsored Agencies 0.5%
Federal Home Loan Banks, 5.5%, 8/28/2007 (Cost $12,000,000)	12,000,000	12,000,000

Funding Agreements 1.6%
Genworth Life Insurance Co., 5.46%*, 3/1/2007	20,000,000	20,000,000
New York Life Insurance Co., 5.45%*, 9/18/2007	20,000,000	20,000,000
Total Funding Agreements (Cost $40,000,000)		40,000,000

Asset Backed 0.4%
Interstar Millennium Trust, "A1", Series 2006-2GA, 144A, 5.304%*, 5/25/2011 (Cost $10,000,000)	10,000,000	10,000,000

Promissory Notes 2.0%
Goldman Sachs Group, Inc., 5.426%*, 11/13/2006 (Cost $50,000,000)	50,000,000	50,000,000

Repurchase Agreements 5.3%
Banc of America Securities LLC, 5.39%, dated 9/29/2006, to be repurchased at $131,050,547 on 10/2/2006 (b) (Cost $130,991,710)	130,991,710	130,991,710
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,453,169,807)+	99.5	2,453,169,807
Other Assets and Liabilities, Net	0.5	13,243,949
Net Assets	100.0	2,466,413,756

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.

** Annualized yield at the time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $2,453,169,807.

(a) Reset date; not maturity date.

(b) Collateralized by $132,869,705 Federal National Mortgage Association with various coupon rates from 4.5 — 7.0%, with various maturities of 4/1/2018 — 10/1/2036 with a value of $133,611,545.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of September 30, 2006 (Unaudited)

Treasury Series	Principal Amount ($)	Value ($)

US Treasury Obligations 92.0%
US Treasury Bills:
4.52%*, 10/19/2006	75,000,000	74,830,500
4.69%*, 10/19/2006	45,677,000	45,569,888
4.71%*, 10/12/2006	2,209,000	2,205,821
4.795%*, 12/21/2006	40,000,000	39,568,450
4.825%*, 1/18/2007	9,196,000	9,061,656
4.83%*, 1/18/2007	1,735,000	1,709,627
4.84%*, 10/12/2006	15,106,000	15,083,660
4.882%*, 3/8/2007	8,000,000	7,828,570
4.915%*, 11/24/2006	3,339,000	3,314,383
4.92%*, 3/15/2007	10,000,000	9,774,500
4.94%*, 11/16/2006	3,000,000	2,981,063
4.945%*, 10/26/2006	5,000,000	4,982,830
4.96%*, 2/1/2007	10,000,000	9,830,533
4.975%*, 12/14/2006	10,000,000	9,897,736
4.985%*, 2/8/2007	10,000,000	9,819,986
4.99%*, 11/30/2006	4,081,000	4,047,060
US Treasury Notes:
2.875%, 11/30/2006	25,000,000	24,915,193
3.375%, 2/28/2007	10,000,000	9,929,086
3.5%, 11/15/2006	25,000,000	24,953,928
Total US Treasury Obligations (Cost $310,304,470)		310,304,470

Money Market Fund 4.9%
Federated US Treasury Cash Reserves Fund (Cost $16,493,000)	16,493,000	16,493,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $326,797,470)+	96.9	326,797,470
Other Assets and Liabilities, Net	3.1	10,448,936
Net Assets	100.0	337,246,406

* Annualized yield at time of purchase; not a coupon rate.

+ Cost for federal income tax purposes was $326,797,470.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of September 30, 2006 (Unaudited)

Tax-Free Series	Principal Amount ($)	Value ($)

Municipal Investments 99.2%
Alabama 3.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.77%*, 6/15/2026	8,200,000	8,200,000
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Rime Village Hoover Project, Series A, 3.77%*, 6/15/2026	7,500,000	7,500,000
Alabama, Municipal Securities Trust Certificates, Series 2005-9060, "A", 144A, 3.79%*, 3/10/2011 (a)	9,055,000	9,055,000
		24,755,000
Alaska 0.4%
Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 3.78%*, 6/1/2019 (a)	2,925,000	2,925,000
Arizona 3.5%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., 3.72%*, 12/1/2020, Credit Suisse First Boston (b)	4,800,000	4,800,000
Arizona, Salt River Project, Agriculture Improvement & Power District, Electric System Revenue, "A", Series 2006-0022, 144A, 3.79%*, 1/1/2035	3,000,000	3,000,000
Arizona, Salt River Project:
3.5%, 11/3/2006	5,840,000	5,840,000
3.5%, 11/7/2006	11,000,000	11,000,000
3.6%, 11/2/2006	3,000,000	3,000,000
		27,640,000
California 2.2%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 3.77%*, 5/1/2013 (a)	7,000,000	7,000,000
Series 2005-43, 144A, 3.77%*, 8/1/2013 (a)	2,250,000	2,250,000
California, State University Revenue, Series PT-2660, 144A, 3.77%*, 11/1/2025 (a)	3,495,000	3,495,000
Fullerton, CA, School District, Series PT-1558, 144A, 3.77%*, 8/1/2021 (a)	4,120,000	4,120,000
		16,865,000
Colorado 0.8%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.78%*, 6/1/2013 (a)	6,330,000	6,330,000
Delaware 1.2%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.78%*, 1/1/2016, Citizens Bank of PA (b)	9,350,000	9,350,000
District of Columbia 1.6%
District of Columbia, JFK Center for the Performing Arts Revenue, 3.75%*, 10/1/2029 (a)	8,575,000	8,575,000
District of Columbia, The Washington Home, Inc., Revenue, 3.75%*, 8/1/2029, Wachovia Bank NA (b)	3,660,000	3,660,000
		12,235,000
Florida 6.0%
Florida, State Turnpike Authority Revenue, Series R-4041, 144A, 3.78%*, 7/1/2020 (a)	11,910,000	11,910,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.75%*, 3/31/2021, Bank of America NA (b)	7,185,000	7,185,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series A, 3.78%*, 11/15/2032, SunTrust Bank (b)	525,000	525,000
Jacksonville, FL, Economic Development Community, Health Care Facilities Revenue, 3.84%*, 10/1/2015, SunTrust Bank (b)	1,205,000	1,205,000
Jacksonville, FL, Electric Revenue, Series C, 3.51%, 11/7/2006	5,000,000	5,000,000
Miami-Dade County, FL, General Obligation, Series R-387, 144A, 3.79%*, 7/1/2028 (a)	300,000	300,000
Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 3.73%*, 10/1/2017	12,025,000	12,025,000
Pasco County, FL, School Board Certificates of Participation, 3.74%*, 8/1/2026 (a)	4,200,000	4,200,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.75%*, 7/1/2035, Bank of America NA (b)	1,400,000	1,400,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.77%*, 11/1/2034, Allied Irish Bank PLC (b)	3,300,000	3,300,000
		47,050,000
Georgia 1.4%
Atlanta, GA, Airport Revenue, Series C-1, 3.78%*, 1/1/2030 (a)	3,000,000	3,000,000
Atlanta, GA, Water & Wastewater Revenue, Municipal Securities Trust Receipts, Series SGA-145, 144A, 3.79%*, 11/1/2033 (a)	4,000,000	4,000,000
Fulton County, GA, Development Authority Revenue, Donnellan School Project, 3.75%*, 7/1/2020, Wachovia Bank NA (b)	1,650,000	1,650,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.75%*, 9/1/2035, SunTrust Bank (b)	1,500,000	1,500,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 3.84%*, 1/1/2020 (a)	800,000	800,000
		10,950,000
Hawaii 2.3%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.79%*, 7/1/2012 (a)	4,000,000	4,000,000
Hawaii, General Obligation:
Series R-4545, 144A, 3.78%*, 8/1/2020 (a)	5,150,000	5,150,000
Series R-4553, 144A, 3.78%*, 5/1/2023 (a)	8,965,000	8,965,000
		18,115,000
Illinois 9.3%
Chicago, IL, De La Salle Institute Project Revenue, 3.79%*, 4/1/2027, Fifth Third Bank (b)	2,500,000	2,500,000
Chicago, IL, General Obligation:
Series A, 144A, 3.79%*, 1/1/2042 (a)	2,690,000	2,690,000
Series Z-10, 144A, 3.81%*, 6/29/2029 (a)	60,000	60,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 3.77%*, 1/1/2027 (a)	3,925,000	3,925,000
Evanston, IL, Capital Improvement Projects, Series D, 3.75%*, 12/1/2021	4,200,000	4,200,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.85%*, 3/1/2032, JPMorgan Chase Bank (b)	4,500,000	4,500,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.78%*, 12/1/2033, Bank One NA (b)	6,800,000	6,800,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 3.8%*, 12/1/2033, Bank One NA (b)	675,000	675,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.78%*, 11/15/2023 (a)	3,500,000	3,500,000
Illinois, Finance Authority Revenue, Clare Oaks, Series D, 3.78%*, 11/1/2040, Sovereign Bank FSB (b)	9,750,000	9,750,000
Illinois, Finance Authority Revenue, North Park University Project, 3.85%*, 7/1/2035, JPMorgan Chase Bank (b)	5,000,000	5,000,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 3.76%*, 12/1/2034	21,500,000	21,500,000
Illinois, Regional Transportation Authority, Series A23, 144A, 3.78%*, 7/1/2030 (a)	4,930,000	4,930,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.78%*, 1/1/2023 (a)	2,570,000	2,570,000
		72,600,000
Indiana 2.1%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.79%*, 7/10/2013 (a)	16,060,000	16,060,000
Iowa 4.4%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems:
Series B, 3.77%*, 7/1/2015 (a)	1,300,000	1,300,000
Series B, 3.77%*, 7/1/2020 (a)	4,625,000	4,625,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 3.74%*, 2/1/2023, Wells Fargo Bank NA (b)	3,300,000	3,300,000
Iowa, State School Cash Anticipation Program, Warrant Certificates, Series A, 4.5%, 6/28/2007 (a)	25,000,000	25,140,733
		34,365,733
Kansas 2.2%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt:
Series C, 3.77%*, 11/15/2030, SunTrust Bank (b)	5,000,000	5,000,000
Series C, 3.77%*, 11/15/2034, SunTrust Bank (b)	12,500,000	12,500,000
		17,500,000
Kentucky 1.3%
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association of Counties Leasing Program, 3.57%*, 3/1/2019, Commonwealth Bank of Australia (b)	10,000,000	10,000,000
Maryland 2.4%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.77%*, 1/1/2034, KBC Bank NV (b)	4,420,000	4,420,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.76%*, 10/15/2020	14,000,000	14,000,000
		18,420,000
Massachusetts 0.6%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.77%*, 6/1/2030, KeyBank NA (b)	2,800,000	2,800,000
Massachusetts, State Development Finance Agency Revenue, YMCA Greater Worcester, 3.79%*, 9/1/2041, TD BankNorth NA (b)	1,500,000	1,500,000
		4,300,000
Michigan 4.0%
Detroit, MI, City School District, Series PT-1844, 144A, 3.78%*, 5/1/2011 (a)	5,135,000	5,135,000
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 3.78%*, 5/1/2023	5,170,000	5,170,000
Garden City, MI, Hospital Revenue, Series A, 3.76%*, 9/1/2026, First of America Bank (b)	415,000	415,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.75%*, 11/1/2019, LaSalle Bank NA (b)	4,300,000	4,300,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor, 3.78%*, 11/1/2030, Comerica Bank (b)	3,400,000	3,400,000
Michigan, Municipal Securities Trust Certificates, Michigan State Building, "A",Series 2006-277, 144A, 3.88%*, 10/7/2014 (a)	7,850,000	7,850,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.78%*, 9/1/2011 (a)	4,700,000	4,700,000
		30,970,000
Missouri 1.2%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.77%*, 4/1/2040 (a)	9,500,000	9,500,000
Nevada 0.8%
Las Vegas, Convention and Visitor Center, 3.51%, 12/4/2006	6,500,000	6,500,000
New Hampshire 0.6%
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.79%*, 1/1/2032, JPMorgan Chase Bank (b)	5,000,000	5,000,000
New Jersey 0.3%
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 144A, 3.77%*, 9/1/2025 (a)	1,900,000	1,900,000
New Jersey, State Transportation Trust Fund Authority Revenue, Series PA-802, 3.77%*, 12/15/2009 (a)	300,000	300,000
		2,200,000
New Mexico 0.8%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.8%*, 7/1/2020 (a)	2,000,000	2,000,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 3.77%*, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000
		6,500,000
New York 0.1%
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1C, 3.8%*, 11/1/2022	110,000	110,000
Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 3.77%*, 7/1/2032, KeyBank NA (b)	1,050,000	1,050,000
		1,160,000
North Carolina 1.3%
North Carolina, Capital Facilities Finance Agency Revenue, Series 1338, 144A, 3.78%*, 10/1/2041	3,913,500	3,913,500
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.78%*, 8/1/2030, Branch Banking & Trust (b)	3,000,000	3,000,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 3.75%*, 9/1/2033, Bank of America NA (b)	2,000,000	2,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage - United Methodist, Series B, 3.78%*, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000
		9,913,500
Ohio 5.3%
ABN AMRO, Munitops Certificates Trust, Series 2003-37, 144A, 3.78%*, 12/1/2011 (a)	2,100,000	2,100,000
Akron Bath Copley, OH, Joint Township Hospital District Revenue, Health Care Facility Summner Project, 3.77%*, 12/1/2032, KBC Bank NV (b)	6,875,000	6,875,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.79%*, 6/1/2032, Wachovia Bank NA (b)	5,495,000	5,495,000
Cleveland, OH, Waterworks Revenue, Series M, 3.72%*, 1/1/2033 (a)	500,000	500,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.77%*, 12/1/2032 (a)	3,700,000	3,700,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.76%*, 12/1/2027, National City Bank (b)	12,075,000	12,075,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.76%*, 5/1/2030, National City Bank (b)	5,000,000	5,000,000
Summit County, OH, Revenue Anticipation Bonds, Western Reserve Academy Project, 3.77%*, 10/1/2027, KeyBank NA (b)	5,305,000	5,305,000
		41,050,000
Oregon 1.7%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.77%*, 3/1/2036, KeyBank NA (b)	5,000,000	5,000,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.78%*, 11/1/2012 (a)	2,000,000	2,000,000
Portland, OR, Industrial Development Revenue, 3.77%*, 4/1/2035 (a)	4,500,000	4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.79%*, 5/1/2034, Bank of America NA (b)	2,000,000	2,000,000
		13,500,000
Pennsylvania 2.7%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.78%*, 7/1/2023, Wachovia Bank NA (b)	2,385,000	2,385,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.79%*, 11/1/2017 (a)	5,800,000	5,800,000
Manheim Township, PA, General Obligation, School District, 3.76%*, 6/1/2016 (a)	3,800,000	3,800,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 3.74%*, 5/1/2033, Allied Irish Bank PLC (b)	3,600,000	3,600,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series C, 3.88%*, 7/1/2031 (a)	1,515,000	1,515,000
Red Lion, PA, General Obligation, Area School District, 3.75%*, 5/1/2024 (a)	3,700,000	3,700,000
		20,800,000
South Carolina 1.5%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.76%*, 11/1/2032, Wachovia Bank NA (b)	11,640,000	11,640,000
Tennessee 4.9%
Clarksville, TN, Public Building Authority Revenue, 3.74%*, 6/1/2024, Bank of America NA (b)	1,810,000	1,810,000
Tennessee, Municipal Securities Trust Certificates, Tennessee Energy, "A", Series 2006-275, 144A, 3.79%*, 4/2/2020	4,000,000	4,000,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.8%*, 11/1/2013	22,000,000	22,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.79%*, 5/1/2016	10,400,000	10,400,000
		38,210,000
Texas 19.8%
ABN AMRO, Munitops Certificates Trust:
Series 2004-38, 144A, 3.79%*, 2/15/2011	1,500,000	1,500,000
Series 2006-59, 144A, 3.79%*, 8/1/2013	10,000,000	10,000,000
City of Houston, TX, General Obligation, 3.55%, 11/7/2006	7,500,000	7,500,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.78%*, 2/15/2029 (a)	2,000,000	2,000,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.79%*, 7/15/2010 (a)	3,885,000	3,885,000
City of San Antonio, TX, Water System, 3.5%, 11/6/2006	4,100,000	4,100,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.77%*, 8/15/2023	1,500,000	1,500,000
Harris County, TX, Health Facilities Development Corp., Special Facilities Revenue, Texas Medical Center Projects, 3.89%*, 5/1/2035 (a)	700,000	700,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Lukes Episcopal, Series A, 3.8%*, 2/15/2032 (a)	11,000,000	11,000,000
Harris County, TX, Health Facilities Development Corp. Revenue, Texas Medical Center Project, 3.89%*, 9/1/2031 (a)	1,000,000	1,000,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	21,000,000	21,084,122
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.78%*, 8/15/2024 (a)	5,235,000	5,235,000
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	22,500,000	22,629,728
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.77%*, 12/1/2023	5,700,000	5,700,000
Humble, TX, Independent School District, School Building, 3.76%*, 6/15/2023	840,000	840,000
Jefferson County, TX, Health Facilities Development Corp., Series A83, 144A, 3.78%*, 8/15/2021 (a)	3,545,000	3,545,000
Texas, Public Finance Auto, 3.51%, 11/7/2006	13,000,000	13,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	8,000,000	8,067,129
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series 1407, 144A, 3.78%*, 8/15/2042 (a)	1,000,000	1,000,000
Texas, University of Texas System Revenue:
3.54%, 11/14/2006	7,738,000	7,738,000
3.57%, 10/24/2006	18,000,000	18,000,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.76%*, 7/15/2021	3,830,000	3,830,000
		153,853,979
Utah 2.6%
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	20,000,000	20,107,343
Washington 1.8%
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.78%*, 12/1/2025 (a)	3,990,000	3,990,000
Washington, Municipal Securities Trust Certificates, Series 9058, 144A, 3.79%*, 9/23/2010 (a)	9,990,000	9,990,000
		13,980,000
Wisconsin 1.0%
Milwaukee, WI, General Obligation, Series V8, 3.72%*, 2/1/2025	4,000,000	4,000,000
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 3.78%*, 6/1/2022 (a)	3,580,000	3,580,001
		7,580,001
Multi-State 3.9%
Putable Floating Option, Tax-Exempt Receipts:
Series EC-001, 144A, 3.99%*, 10/1/2035	23,310,000	23,310,000
Series EC-003, 144A, 4.0%*, 2/15/2036	7,105,000	7,105,000
		30,415,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $772,340,556)+	99.2	772,340,556
Other Assets and Liabilities, Net	0.8	6,318,740
Net Assets	100.0	778,659,296

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of September 30, 2006.

+ The cost for federal income tax purposes was $772,340,556.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	11.2
Financial Guaranty Insurance Company	5.9
Financial Security Assurance	8.8
Municipal Bond Investors Assurance	7.2

(b) Security includes a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of September 30, 2006 (Unaudited)
Assets	Prime Series	Treasury Series	Tax-Free Series
Investments in securities, valued at amortized cost	$ 2,453,169,807	$ 326,797,470	$ 772,340,556
Cash	1,266,524	10,511	—
Receivable for securities sold	—	10,000,000	2,208,465
Interest receivable	12,827,838	731,574	4,851,020
Receivable for Fund shares sold	867,637	512,376	26,047
Other assets	57,881	25,533	28,949
Total assets	2,468,189,687	338,077,464	779,455,037
Liabilities
Due to custodian bank	—	—	91,955
Payable for Fund shares redeemed	55,150	495,652	22,708
Accrued management fee	483,225	54,870	145,149
Distributions payable	133	8,835	—
Other accrued expenses and payables	1,237,423	271,701	535,929
Total liabilities	1,775,931	831,058	795,741
Net assets	$ 2,466,413,756	$ 337,246,406	$ 778,659,296
Composition of Net Assets
Accumulated distributions in excess of net investment income	(345,646)	(26,099)	(8,232)
Accumulated net realized gain (loss)	985	(15,363)	(23,716)
Paid-in capital	2,466,758,417	337,287,868	778,691,244
Net assets	$ 2,466,413,756	$ 337,246,406	$ 778,659,296
Net Asset Value
Computation of Net Asset Value, Offering and Redemption Price Per Share
Prime Shares, Treasury Shares, and Tax-Free Shares, respectively Net assets	$ 1,959,920,128	$ 245,486,697	$ 577,295,660
Shares of capital stock outstanding	1,959,887,724	245,446,273	577,374,239
Net asset value per share	$ 1.00	$ 1.00	$ 1.00
Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares, respectively Net assets	$ 506,493,628	$ 91,759,709	$ 201,363,636
Shares of capital stock outstanding	506,510,734	91,768,428	201,371,132
Net asset value per share	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended September 30, 2006 (Unaudited)
Investment Income	Prime Series	Treasury Series	Tax-Free Series
Interest	$ 63,864,191	$ 8,514,021	$ 15,794,840
Expenses:
Management fee	2,831,105	344,336	1,003,938
Administration fee	620,721	117,293	287,508
Services to shareholders	787,828	118,833	284,044
Custodian and accounting fees	82,329	26,036	42,152
Distribution fees	3,128,074	415,985	1,042,199
Auditing	24,514	20,951	21,682
Legal	61,634	24,092	27,066
Directors' fees and expenses	42,847	8,850	18,829
Reports to shareholders	114,528	26,315	21,321
Registration fees	29,732	13,014	13,084
Other	60,929	13,256	24,597
Total expenses	7,784,241	1,128,961	2,786,420
Less: fee waivers and/or expense reimbursements	(67,257)	(1,886)	(36,222)
Net expenses	7,716,984	1,127,075	2,750,198
Net investment income	56,147,207	7,386,946	13,044,642
Net realized gain (loss) on investment transactions	985	(23)	18,168
Net increase (decrease) in net assets from operations	$ 56,148,192	$ 7,386,923	$ 13,062,810

The accompanying notes are an integral part of the financial statements.

Prime Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations: Net investment income	$ 56,147,207	$ 78,319,971
Net realized gain (loss)	985	16,783
Net increase (decrease) in net assets resulting from operations	56,148,192	78,336,754
Distributions to shareholders from: Net investment income: Prime Shares	(42,804,500)	(62,826,598)
Prime Institutional Shares	(13,251,446)	(15,380,149)
Class A Shares*	(67,761)	(99,570)
Class B Shares*	(2,428)	(13,615)
Class C Shares*	(736)	(39)
Total distributions	(56,126,871)	(78,319,971)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	3,953,823,123	5,138,031,468
Reinvestment of distributions	56,109,073	78,296,881
Cost of shares redeemed	(4,171,004,933)	(5,211,779,739)
Net increase (decrease) in net assets from Fund share transactions	(161,072,737)	4,548,610
Increase (decrease) in net assets	(161,051,416)	4,565,393
Net assets at beginning of period	2,627,465,172	2,622,899,779
Net assets at end of period (including accumulated distributions in excess of net investment income of $345,646 and $365,982, respectively)	$ 2,466,413,756	$ 2,627,465,172

* The Prime Series' Class A shares, Class B shares and Class C shares were liquidated on September 20, 2006..

The accompanying notes are an integral part of the financial statements.

Treasury Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations: Net investment income	$ 7,386,946	$ 10,498,563
Net realized gain (loss)	(23)	(4,737)
Net increase (decrease) in net assets resulting from operations	7,386,923	10,493,826
Distributions to shareholders from: Net investment income: Treasury Shares	(5,209,002)	(7,751,774)
Treasury Institutional Shares	(2,178,012)	(2,746,789)
Total distributions	(7,387,014)	(10,498,563)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	681,298,056	814,785,187
Reinvestment of distributions	7,332,028	10,430,367
Cost of shares redeemed	(728,622,976)	(875,756,049)
Net increase (decrease) in net assets from Fund share transactions	(39,992,892)	(50,540,495)
Increase (decrease) in net assets	(39,992,983)	(50,545,232)
Net assets at beginning of period	377,239,389	427,784,621
Net assets at end of period (including accumulated distributions in excess of net investment income of $26,099 and $26,031, respectively)	$ 337,246,406	$ 377,239,389

The accompanying notes are an integral part of the financial statements.

Tax-Free Series

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended September 30, 2006 (Unaudited)	Year Ended March 31, 2006
Operations: Net investment income	$ 13,044,642	$ 18,762,390
Net realized gain (loss)	18,168	(5,201)
Net increase (decrease) in net assets resulting from operations	13,062,810	18,757,189
Distributions to shareholders from: Net investment income: Tax-Free Shares	(9,121,186)	(13,355,813)
Tax-Free Institutional Shares	(3,923,456)	(5,406,577)
Total distributions	(13,044,642)	(18,762,390)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	980,955,591	1,723,594,400
Reinvestment of distributions	13,039,606	18,762,116
Cost of shares redeemed	(1,135,074,898)	(1,726,481,305)
Net increase (decrease) in net assets from Fund share transactions	(141,079,701)	15,875,211
Increase (decrease) in net assets	(141,061,533)	15,870,010
Net assets at beginning of period	$ 919,720,829	$ 903,850,819
Net assets at end of period (including accumulated distributions in excess of net investment income of $8,232 and $8,232, respectively)	$ 778,659,296	$ 919,720,829

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Shares
Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0222	.0307	.0111	.0050	.0108	.0270
Less: Distributions from net investment income	(.0222)	(.0307)	(.0111)	(.0050)	(.0108)	(.0270)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.24**	3.11	1.12	.47	1.08	2.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	1,959,920	2,035,224	2,274,611	2,665,759	2,879,253	4,320,764
Ratio of expenses before expense reductions (%)	.71*	.69	.69	.67	.70	.67
Ratio of expenses after expense reductions (%)	.71*	.69	.69	.67	.70	.67
Ratio of net investment income (%)	4.43*	3.06	1.07	.51	1.10	2.76
Prime Institutional Shares
Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0242	.0346	.0149	.0087	.0140	.0302
Less: Distributions from net investment income	(.0242)	(.0346)	(.0149)	(.0087)	(.0140)	(.0302)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.44**	3.51	1.50	.88	1.40	3.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	506,494	588,334	342,564	394,967	544,146	750,110
Ratio of expenses before expense reductions (%)	.32*	.31	.30	.30	.38	.36
Ratio of expenses after expense reductions (%)	.32*	.31	.30	.30	.38	.36
Ratio of net investment income (%)	4.82*	3.54	1.46	.88	1.42	3.01

a For the six months ended September 30, 2006 (Unaudited).

* Annualized

** Not annualized

Treasury Shares
Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0203	.0272	.0092	.0039	.0098	.0250
Less: Distributions from net investment income	(.0203)	(.0272)	(.0092)	(.0039)	(.0098)	(.0250)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.05**	2.75	.92[b]	.40[b]	.99[b]	2.53[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	245,487	266,586	329,520	376,821	390,982	745,638
Ratio of expenses before expense reductions (%)	.74*	.71	.70	.68	.67	.64
Ratio of expenses after expense reductions (%)	.74*	.71	.68	.63	.62	.59
Ratio of net investment income (%)	4.06*	2.72	.89	.39	1.01	2.47
Treasury Institutional Shares
Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0223	.0310	.0130	.0077	.0130	.0281
Less: Distributions from net investment income	(.0223)	(.0310)	(.0130)	(.0077)	(.0130)	(.0281)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.25**	3.14	1.31[b]	.78[b]	1.31[b]	2.85[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	91,760	110,653	98,265	99,337	139,460	199,932
Ratio of expenses before expense reductions (%)	.35*	.34	.32	.29	.35	.33
Ratio of expenses after expense reductions (%)	.35*	.34	.30	.24	.30	.28
Ratio of net investment income (%)	4.45*	3.09	1.27	.78	1.33	2.71

a For the six months ended September 30, 2006 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Tax-Free Shares
Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0141	.0201	.0076	.0031	.0074	.0168
Less: Distributions from net investment income	(.0141)	(.0201)	(.0076)	(.0031)	(.0074)	(.0168)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.42b**	2.03	.76	.32	.74	1.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	577,296	640,979	627,672	650,986	699,983	1,006,613
Ratio of expenses before expense reductions (%)	.73*	.72	.71	.70	.67	.65
Ratio of expenses after expense reductions (%)	.72*	.72	.71	.70	.67	.65
Ratio of net investment income (%)	2.81*	2.02	.74	.34	.74	1.76
Tax-Free Institutional Shares
Years Ended March 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0160	.0240	.0113	.0070	.0107	.0200
Less: Distributions from net investment income	(.0160)	(.0240)	(.0113)	(.0070)	(.0107)	(.0200)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.61b**	2.42	1.14	.70	1.07	2.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	201,364	278,742	276,178	319,888	198,148	168,137
Ratio of expenses before expense reductions (%)	.33*	.33	.33	.32	.35	.33
Ratio of expenses after expense reductions (%)	.33*	.33	.33	.32	.35	.33
Ratio of net investment income (%)	3.19*	2.41	1.12	.72	1.06	1.98

a For the six months ended September 30, 2006 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

Note 1—Organization and Significant Accounting Policies

A. Organization

Cash Reserve Fund, Inc. (the `Fund') is registered under the Investment Company Act of 1940, as amended (the `1940 Act'), as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, the Treasury Series and the Tax-Free Series (the `Series') are the three series the Fund offers to investors.

The Prime Series currently offers two classes of shares to investors: Cash Reserve Prime Shares (`Prime Shares') and Cash Reserve Prime Institutional Shares (`Prime Institutional Shares'). Effective September 20, 2006, Cash Reserve Class A shares, Class B shares and Class C shares were liquidated.

The Treasury Series offers two classes of shares to investors: Cash Reserve Treasury Shares (`Treasury Shares') and Cash Reserve Treasury Institutional Shares (`Treasury Institutional Shares').

The Tax-Free Series offers two classes of shares to investors: Cash Reserve Tax-Free Shares (`Tax-Free Shares') and Cash Reserve Tax-Free Institutional Shares (`Tax-Free Institutional Shares').

All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Series is as follows: Prime Series and Treasury Series — to seek a high level of current income consistent with liquidity and the preservation of capital; Tax-Free Series — to seek a high level of tax-exempt current income consistent with liquidity and the preservation of capital. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

C. Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Dividend income is recorded on the ex-dividend date. Estimated expenses are also accrued daily.

Distribution or service fees and transfer agent fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions

The Fund distributes its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. Federal Income Taxes

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, `Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109' (the `Interpretation'). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

F. Repurchase Agreements

The Prime Series and Treasury Series may enter into repurchase agreements with certain banks and broker/dealers whereby the Series, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. Expenses

Expenses of the Fund arising in connection with a specific Series are allocated to that Series. Other Fund expenses which cannot be directly attributed to a Series are apportioned among the Series in the Fund.

H. Contingencies

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2—Fees and Transactions with Affiliates

Management Agreement. Under the Amended and Restated Investment Management Agreement with Investment Company Capital Corp. (`ICCC' or the `Advisor'), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Series. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to June 1, 2006, for the Tax-Free Series and Treasury Series and prior to July 1, 2006, for the Prime Series, in addition to portfolio management services, the Advisor provided certain administrative services in accordance with the Management Agreement. For the period from April 1, 2006 through May 31, 2006, for the Tax Free Series and Treasury Series and for the period from April 1, 2006 through June 30, 2006 for the Prime Series, each Series paid the Advisor an annual fee based on the aggregate average daily net assets of the Fund which was calculated daily and paid monthly. The management fee payable under the Management Agreement was equal to an annual rate as follows:

First $500 million of the Fund's average daily net assets	.30%
Next $500 million of such net assets	.26%
Next $500 million of such net assets	.25%
Next $1 billion of such net assets	.24%
Next $1 billion of such net assets	.23%
Over $3.5 billion of such net assets	.22%

Effective June 1, 2006, for the Tax-Free Series and Treasury Series and effective July 1, 2006, for the Prime Series, under the Amended and Restated Investment Management Agreement with the Advisor, each Series pays a monthly investment management fee based on the aggregate average daily net assets of the Fund accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	.215%
Next $500 million of such net assets	.175%
Next $500 million of such net assets	.165%
Next $1 billion of such net assets	.155%
Next $1 billion of such net assets	.145%
Over $3.5 billion of such net assets	.135%

In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and payable monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets.

Accordingly, for the six months ended September 30, 2006, the fee pursuant to the agreements was equivalent to an annualized effective rate of 0.23%, 0.19% and 0.22% of the average daily net assets of the Prime Series, Treasury Series and Tax-Free Series, respectively.

Effective July 1, 2006 through September 30, 2006, the Advisor and Administrator had contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses to the extent necessary to maintain the annualized expenses of each class of Prime Series as follows:

Prime Shares	.70%
Prime Institutional Shares	.32%

Effective June 1, 2006 through September 30, 2006, the Advisor and Administrator have contractually agreed to waive all or a portion of their fees and reimburse or pay certain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses) to the extent necessary to maintain the annualized expenses of each class of Tax-Free Series as follows:

Tax-Free Shares	.72%
Tax-Free Institutional Shares	.33%

The Advisor has agreed to voluntarily waive expenses as necessary to preserve or enhance the performance of the series. This waiver may be changed or terminated at any time without notice.

Administration Fee. Effective June 1, 2006, for the Tax-Free Series and Treasury Series and effective July 1, 2006, for the Prime Series, the Fund entered into an Administrative Services Agreement with Deutsche Investment Management Americas Inc. (DeIM), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, each Series pays DeIM an annual fee (`Administration Fee') of 0.10% of each Series' average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through September 30, 2006, for the Tax-Free Series and Treasury Series and for the period July 1, 2006, through September 30, 2006, for the Prime Series, DeIM received an Administration Fee of $620,721, $117,293 and $287,508 for the Prime Series, Treasury Series and Tax-Free Series, respectively, of which $201,465, $28,894 and $66,954 of the Prime Series, Treasury Series and Tax-Free Series, respectively, are unpaid.

Service Provider Fees. Prior to June 1, 2006, for the Tax-Free Series and Treasury Series and prior to July 1, 2006 for the Prime Series, ICCC was the Fund's accounting agent. ICCC designated DWS Scudder Fund Accounting Corporation (`DWS-SFAC'), an affiliate of the Advisor, to provide fund accounting services. DWS-SFAC had retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. These fees are now paid under the Administrative Services Agreement. For the period from April 1, 2006 through May 31, 2006 for the Tax-Free Series and Treasury Series and for the period from April 1, 2006 through June 30, 2006 for the Prime Series, the amounts charged to each Series by DWS-SFAC were as follows:

Total Aggregated
Prime Series	$ 38,378
Treasury Series	$ 19,257
Tax-Free Series	$ 23,516

DWS Scudder Investments Service Company (`DWS-SISC'), an affiliate of the Advisor, is the Fund's transfer agent. Each Series paid the transfer agent a per account fee that is accrued daily and paid monthly. For the six months ended September 30, 2006, the amounts charged to the Fund by DWS-SISC were as follows:

	Total Aggregated	Waived	Unpaid at September 30, 2006
Prime Series: Prime Shares	$ 730,831	$ 41,590	$ 448,318
Prime Institutional Shares	29,161	11,887	6,052
Class A Shares	4,626	—	3,306
Class B Shares	1,255	—	—
Class C Shares	1,416	522	293
Treasury Series: Treasury Shares	$ 105,464	$ —	$ 73,186
Treasury Institutional Shares	6,558	—	4,252
Tax-Free Series: Tax-Free Shares	$ 266,736	$ 28,519	$ 147,469
Tax-Free Institutional Shares	16,154	4,184	5,952

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (`DST'), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund.

Typesetting and Filing Service Fees. Under an agreement with DeIM,DeIM compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2006, the amount charged to each Series by DeIM included in the reports to shareholders was as follows:

	Total Aggregated	Unpaid at September 30, 2006
Prime Series	$ 6,040	$ 6,040
Treasury Series	$ 6,100	$ 6,100
Tax-Free Series	$ 6,040	$ 6,040

Note 3—Directors' Fees and Expenses

As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Note 4—Distribution and Service Fees

DWS Scudder Distributors, Inc. (`DWS-SDI') is the Fund's Distributor. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and payable monthly at the following annual rates: 0.25% of the Prime Shares, Treasury Shares and Tax-Free Shares average daily net assets. The Fund does not pay fees on the Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares. Prior to September 20, 2006, the Prime Series paid the following annual rates: 0.25% of Class A shares and 0.75% of Class B shares and Class C shares average daily net assets. For the six months ended September 30, 2006, the Distribution Fee was as follows:

	Total Aggregated	Unpaid at September 30, 2006
Prime Series: Prime Shares	$ 2,439,613	$ 455,409
Class A Shares	3,982	1,148
Class B Shares	719	217
Class C Shares	321	95
Treasury Series: Treasury Shares	$ 324,989	$ 114,169
Tax-Free Series: Tax-Free Shares	$ 814,218	$ 253,687

Each Series pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at the following rates of 0.07% of Prime Shares, Treasury Shares and Tax-Free Shares.

Class B and C shares paid the Distributor a shareholder servicing fee based on average daily net assets which was calculated daily and paid monthly at a rate of 0.25%.

The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the six months ended September 30, 2006, the shareholder servicing fee was as follows:

	Total Aggregated	Unpaid at September 30, 2006
Prime Series: Prime Shares	$ 683,092	$ 121,590
Class B Shares	240	113
Class C Shares	107	31
Treasury Series: Treasury Shares	$ 90,996	$ 16,115
Tax-Free Series: Tax-Free Shares	$ 227,981	$ 38,575

Note 5—Expense Reductions

For the period April 1, 2006 through May 31, 2006, the Advisor agreed to reimburse the Fund $11,921, $1,769 and $3,172 for the Prime Series, the Treasury Series and the Tax-Free Series, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2006, the Fund's custodian fees were reduced by $1,337, $117 and $347 for the Prime Series, the Treasury Series, and the Tax-Free Series, respectively, under this arrangement.

Note 6—Share Transactions

The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital stock were as follows (at net asset value of $1.00 per share):

	Six Months Ended September 30, 2006		Year Ended March 31, 2006
Prime Series:	Shares	Dollars	Shares	Dollars
Sold:
Prime Shares	2,681,116,003	$ 2,681,113,984	3,394,729,634	$ 3,394,729,634
Prime Institutional Shares	1,272,431,845	1,272,431,845	1,741,672,654	1,741,672,654
Class A Shares*	127,294	127,294	1,579,179	1,579,179
Class B Shares*	150,000	150,000	—	—
Class C Shares*	—	—	50,001	50,001
		$ 3,953,823,123		$ 5,138,031,468
Reinvested:
Prime Shares	42,801,569	$ 42,801,569	62,822,155	$ 62,822,155
Prime Institutional Shares	13,251,446	13,251,446	15,375,957	15,375,957
Class A Shares*	53,787	53,787	85,949	85,949
Class B Shares*	1,730	1,730	12,782	12,782
Class C Shares*	541	541	38	38
		$ 56,109,073		$ 78,296,881
Redeemed:
Prime Shares	(2,799,235,103)	$ (2,799,235,103)	(3,696,951,860)	$ (3,696,951,860)
Prime Institutional Shares	(1,367,527,098)	(1,367,527,098)	(1,511,282,337)	(1,511,282,337)
Class A Shares*	(3,793,964)	(3,793,964)	(1,538,017)	(1,538,017)
Class B Shares*	(353,832)	(353,832)	(1,954,001)	(1,954,001)
Class C Shares*	(94,936)	(94,936)	(53,524)	(53,524)
		$ (4,171,004,933)		$ (5,211,779,739)
Net increase (decrease):
	(161,070,718)	$ (161,072,737)	4,548,610	$ 4,548,610

* Effective September 20, 2006, Class A, B and C shares were liquidated.

	Six Months Ended September 30, 2006		Year Ended March 31, 2006
Treasury Series:	Shares	Dollars	Shares	Dollars
Sold:
Treasury Shares	487,223,245	$ 487,223,245	550,444,824	$ 550,444,824
Treasury Institutional Shares	194,074,811	194,074,811	264,340,363	264,340,363
		$ 681,298,056		$ 814,785,187
Reinvested:
Treasury Shares	5,154,016	$ 5,154,016	7,683,578	$ 7,683,578
Treasury Institutional Shares	2,178,012	2,178,012	2,746,789	2,746,789
		$ 7,332,028		$ 10,430,367
Redeemed:
Treasury Shares	(513,476,743)	$ (513,476,743)	(621,058,658)	$ (621,058,658)
Treasury Institutional Shares	(215,146,233)	(215,146,233)	(254,697,391)	(254,697,391)
		$ (728,622,976)		$ (875,756,049)
Net increase (decrease):
	(39,992,892)	$ (39,992,892)	(50,540,495)	$ (50,540,495)
	Six Months Ended September 30, 2006		Year Ended March 31, 2006
Tax-Free Series:	Shares	Dollars	Shares	Dollars
Sold:
Tax-Free Shares	605,814,619	$ 605,814,619	1,099,642,059	$ 1,099,642,059
Tax-Free Institutional Shares	375,140,972	375,140,972	623,952,341	623,952,341
		$ 980,955,591		$ 1,723,594,400
Reinvested:
Tax-Free Shares	9,116,150	$ 9,116,150	13,355,551	$ 13,355,551
Tax-Free Institutional Shares	3,923,456	3,923,456	5,406,565	5,406,565
		$ 13,039,606		$ 18,762,116
Redeemed:
Tax-Free Shares	(678,626,639)	$ (678,626,639)	(1,099,688,939)	$ (1,099,688,939)
Tax-Free Institutional Shares	(456,448,259)	(456,448,259)	(626,792,366)	(626,792,366)
		$ (1,135,074,898)		$ (1,726,481,305)
Net increase (decrease):
	(141,079,701)	$ (141,079,701)	15,875,211	$ 15,875,211

Note 7—Tax Disclosures

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to distribution reclassifications. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

At March 31, 2006, the Treasury Series had a net tax basis capital loss carryforward of approximately $11,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2014, the expiration date, whichever occurs first.

Note 8—Line of Credit

The Fund and several other affiliated funds (the `Participants') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Note 9—Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (`inquiries') into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to regulatory matters, Deutsche Asset Management (`DeAM') has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission (`SEC'), the New York Attorney General and the Illinois Secretary of State providing payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to make adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/ Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. On September 28, 2006, the Securities and Exchange Commission (`SEC') and the National Association of Securities Dealers (`NASD') announced final agreements in which Deutsche Investment Management Americas Inc. (`DeIM'), Deutsche Asset Management, Inc. (`DeAM, Inc.') and Scudder Distributors, Inc. (`SDI') (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DeIM and DeAM, Inc. failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the regulators' findings, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements to be distributed to the funds is approximately $17.8 million and is payable to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund is not entitled to a portion of the settlement.

As part of the settlements, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

SDI has also offered to settle with the NASD regarding SDI's provision of non-cash compensation to associated persons of NASD member firms and related policies. In the offer, SDI consents to the imposition of a censure by the NASD and a fine of $425,000. The NASD has not yet accepted SDI's offer.

Note 10—Fund Mergers

On June 28, 2006, the Board of the Fund approved, in principle, the merger of Cash Reserve Fund, Inc.-Treasury Series (the `Acquired Fund') into the Investors Cash Trust-Treasury Portfolio.

On June 28, 2006, the Board of the Fund approved, in principle, the merger of Cash Reserve Fund, Inc.-Tax-Free Series (the `Acquired Fund') into the Cash Account Trust-Tax-Exempt Portfolio.

Completion of these mergers is subject to a number of conditions, including final approval by each Fund's Board and approval by shareholders of the Acquired Fund at the shareholder meeting expected to be held on or about March 9, 2007.

Other Information

Proxy Voting

A description of each fund's policies and procedures for voting proxies for portfolio securities and information about how the fund's voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following each fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of Cash Reserve Fund (the "Fund") was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Board Members. ("Number of Votes" represents all funds that are series of Cash Reserve Fund.)

	Number of Votes:
	For	Withheld
Henry P. Becton	2,116,820,146.506	56,761,566.850
Dawn-Marie Driscoll	2,122,035,914.006	51,545,799.350
Keith R. Fox	2,117,593,113.696	55,988,599.660
Kenneth C. Froewiss	2,117,256,764.626	56,324,948.730
Martin J. Gruber	2,117,135,926.136	56,445,787.220
Richard J. Herring	2,117,592,103.526	55,989,609.830
Graham E. Jones	2,116,591,339.976	56,990,.373.380
Rebecca W. Rimel	2,117,009,079.366	56,572,633.990
Philip Saunders, Jr.	2,116,313,577.786	57,268,135.570
William N. Searcy, Jr.	2,117,153,771.896	56,427,941.460
Jean Gleason Stromberg	2,117,074,083.336	56,507,630.020
Carl W. Vogt	2,116,870,279.236	56,711,434.120
Axel Schwarzer	2,116,941,558.486	56,640,154.870

VI. Approval of Amended and Restated Articles of Incorporation.

Affirmative	Against	Abstain	Broker Non-Votes*
2,026,121,415.716	42,363,022.650	44,235,230.990	60,862,044.000

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Prime Series

A Special Meeting of Shareholders (the "Meeting") of Prime Series was held on June 1, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Affirmative	Against	Abstain	Broker Non-Votes*
1,257,082,656.076	48,623,006.810	18,253,534.470	2,811,457.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain	Broker Non-Votes*
1,259,722,112.876	47,256,672.230	16,980,412.250	2,811,457.000

II-C. Approval of a Subadvisor Approval Policy.

Affirmative	Against	Abstain	Broker Non-Votes*
1,249,958,008.266	52,158,819.430	21,842,369.660	2,811,457.000

III. Approval of a revised fundamental investment restriction on:

III-A. Borrowing Money

Affirmative	Against	Abstain	Broker Non-Votes*
1,244,845,758.406	52,563,050.820	26,550,388.130	2,811,457.000

III-C. Senior Securities

Affirmative	Against	Abstain	Broker Non-Votes*
1,245,240,389.636	52,164,520.060	26,554,287.660	2,811,457.000

III-D. Concentration for Funds that Will Concentrate in Bank Obligations

Affirmative	Against	Abstain	Broker Non-Votes*
1,244,514,626.086	52,848,887.980	26,595,683.290	2,811,457.000

III-F. Underwriting of Securities

Affirmative	Against	Abstain	Broker Non-Votes*
1,245,169,114.586	52,196,905.680	26,593,177.090	2,811,457.000

III-G. Real Estate Investments

Affirmative	Against	Abstain	Broker Non-Votes*
1,244,613,321.426	52,752,698.840	26,593,177.090	2,811,457.000

III-H. Commodities

Affirmative	Against	Abstain	Broker Non-Votes*
1,244,256,112.886	53,096,346.300	26,606,738.170	2,811,457.000

III-I. Lending

Affirmative	Against	Abstain	Broker Non-Votes*
1,244,568,954.886	52,780,906.580	26,609,335.890	2,811,457.000

III-J. Portfolio Diversification

Affirmative	Against	Abstain	Broker Non-Votes*
1,245,326,673.776	52,041,944.210	26,590,579.370	2,811,457.000

IV. Approval of Reclassification of the Fund's Investment Objective as Non-Fundamental.

Affirmative	Against	Abstain	Broker Non-Votes*
1,238,108,787.486	53,447,503.640	32,402,906.230	2,811,457.000

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Treasury Series

A Special Meeting of Shareholders (the "Meeting") of Prime Series was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Affirmative	Against	Abstain	Broker Non-Votes*
185,129,900.860	8,004,364.740	4,670,574.260	28,174.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain	Broker Non-Votes*
185,147,237.000	8,327,200.810	4,330,402.050	28,174.000

II-C. Approval of a Subadvisor Approval Policy.

Affirmative	Against	Abstain	Broker Non-Votes*
185,230,737.660	8,045,124.730	4,528,977.470	28,174.000

III. Approval of a revised fundamental investment restriction on:

III-A. Borrowing Money

Affirmative	Against	Abstain	Broker Non-Votes*
189,844,441.010	3,160,506.480	4,799,892.370	28,174.000

III-C. Senior Securities

Affirmative	Against	Abstain	Broker Non-Votes*
189,844,441.010	3,160,506.480	4,799,892.370	28,174.000

III-E. Concentration for Funds that Will Not Concentrate in Bank Obligations

Affirmative	Against	Abstain	Broker Non-Votes*
189,804,340.320	3,200,607.170	4,799,892.370	28,174.000

III-F. Underwriting of Securities

Affirmative	Against	Abstain	Broker Non-Votes*
189,844,441.010	3,160,506.480	4,799,892.370	28,174.000

III-G. Real Estate Investments

Affirmative	Against	Abstain	Broker Non-Votes*
189,398,328.270	3,269,677.240	5,136,834.350	28,174.000

III-H. Commodities

Affirmative	Against	Abstain	Broker Non-Votes*
189,735,270.250	3,269,677.240	4,799,892.370	28,174.000

III-I. Lending

Affirmative	Against	Abstain	Broker Non-Votes*
189,398,328.270	3,269,677.240	5,136,834.350	28,174.000

III-J. Portfolio Diversification

Affirmative	Against	Abstain	Broker Non-Votes*
189,745,862.060	3,269,677.240	4,789,300.560	28,174.000

IV. Approval of Reclassification of the Fund's Investment Objective as Non-Fundamental.

Affirmative	Against	Abstain	Broker Non-Votes*
184,440,001.210	8,158,721.720	5,206,116.930	28,174.000

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Tax-Free Series

A Special Meeting of Shareholders (the "Meeting") of Prime Series was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Affirmative	Against	Abstain	Broker Non-Votes*
453,004,966.150	11,193,758.840	6,984,591.370	58,064,211.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain	Broker Non-Votes*
450,555,629.300	13,643,060.720	6,984,626.340	58,064,211.000

II-C. Approval of a Subadvisor Approval Policy.

Affirmative	Against	Abstain	Broker Non-Votes*
450,541,200.160	13,488,479.450	7,153,636.750	58,064,211.000

III. Approval of a revised fundamental investment restriction on:

III-A. Borrowing Money

Affirmative	Against	Abstain	Broker Non-Votes*
449,564,884.310	17,615,130.680	4,003,301.370	58,064,211.000

III-C. Senior Securities

Affirmative	Against	Abstain	Broker Non-Votes*
449,342,386.000	17,815,183.040	4,025,747.320	58,064,211.000

III-E. Concentration for Funds that Will Not Concentrate in Bank Obligations

Affirmative	Against	Abstain	Broker Non-Votes*
449,364,831.950	17,815,183.040	4,003,301.370	58,064,211.000

III-F. Underwriting of Securities

Affirmative	Against	Abstain	Broker Non-Votes*
449,564,884.310	17,615,130.680	4,003,301.370	58,064,211.000

III-G. Real Estate Investments

Affirmative	Against	Abstain	Broker Non-Votes*
449,564,884.310	17,615,130.680	4,003,301.370	58,064,211.000

III-H. Commodities

Affirmative	Against	Abstain	Broker Non-Votes*
449,542,438.360	17,637,576.630	4,003,301.370	58,064,211.000

III-I. Lending

Affirmative	Against	Abstain	Broker Non-Votes*
454,175,173.430	13,004,841.560	4,003,301.370	58,064,211.000

III-J. Portfolio Diversification

Affirmative	Against	Abstain	Broker Non-Votes*
454,197,619.380	12,982,395.610	4,003,301.370	58,064,211.000

IV. Approval of Reclassification of the Fund's Investment Objective as Non-Fundamental.

Affirmative	Against	Abstain	Broker Non-Votes*
454,465,601.000	5,868,383.330	10,849,332.030	58,064,211.000

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Investment Management Agreement Approval

Prime Series

The Fund's Directors approved the continuation of the Fund's current investment advisory agreement with ICCC in September 2006. The Fund's current investment advisory agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Directors followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Directors are independent of ICCC and its affiliates.

The Directors meet frequently to discuss fund matters. Each year, the Directors dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment advisory agreement, the Directors also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment advisory agreement.

The Directors regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Directors were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Directors believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, ICCC is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Directors believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Directors consider these and many other factors, including the quality and integrity of ICCC's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment advisory agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to ICCC by similar funds and institutional accounts advised by ICCC (if any). With respect to management fees paid to other investment advisors by similar funds, the Directors noted that the fee rates paid by the Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by ICCC, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the

Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund's investment management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and ICCC of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Prime Shares) are expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The investment performance of the Fund and ICCC, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2006, the Fund's performance (Prime Shares) was in the 2nd quartile, 2nd quartile and 3rd quartile, respectively, of the applicable ImoneyNet universe. The Board also observed that the Fund has outperformed its benchmark in the one- and three-year periods ended June 30, 2006 and performed at its benchmark in the five-year period ended June 30, 2006. The Board recognized that ICCC has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by ICCC. The Board considered extensive information regarding ICCC, including ICCC's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment advisory agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by ICCC have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, ICCC and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by ICCC during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with ICCC the cost allocation methodology used to determine ICCC's profitability. In analyzing ICCC's costs and profits, the Board also reviewed the fees paid to and services provided by ICCC and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by ICCC and its affiliates as a result of ICCC's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review ICCC's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by ICCC and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by ICCC and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of ICCC regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of ICCC, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to ICCC and its affiliates) research services from third parties that are generally useful to ICCC and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

ICCC's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered ICCC's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by ICCC to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of ICCC's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to ICCC's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment advisory agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Directors and their counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Treasury Series

The Fund's Directors approved the continuation of the Fund's current investment advisory agreement with ICCC in September 2006. The Fund's current investment advisory agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Directors followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Directors are independent of ICCC and its affiliates.

The Directors meet frequently to discuss fund matters. Each year, the Directors dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment advisory agreement, the Directors also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment advisory agreement.

The Directors regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Directors were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Directors believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, ICCC is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Directors believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Directors consider these and many other factors, including the quality and integrity of ICCC's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment advisory agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to ICCC by similar funds and institutional accounts advised by ICCC (if any). With respect to management fees paid to other investment advisors by similar funds, the Directors noted that the fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by ICCC, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund's investment management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and ICCC of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Institutional Class shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The investment performance of the Fund and ICCC, both absolute and relative to various benchmarks and industry peer groups. The Board noted that the Fund's performance (Institutional Class shares) was in the 2nd quartile of the applicable ImoneyNet universe for each of the one-, three- and five-year periods ended June 30, 2006. The Board also observed that the Fund has outperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2006. The Board recognized that ICCC has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by ICCC. The Board considered extensive information regarding ICCC, including ICCC's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment advisory agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by ICCC have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, ICCC and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by ICCC during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with ICCC the cost allocation methodology used to determine ICCC's profitability. In analyzing ICCC's costs and profits, the Board also reviewed the fees paid to and services provided by ICCC and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by ICCC and its affiliates as a result of ICCC's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review ICCC's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by ICCC and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by ICCC and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of ICCC regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of ICCC, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to ICCC and its affiliates) research services from third parties that are generally useful to ICCC and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

ICCC's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered ICCC's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by ICCC to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of ICCC's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to ICCC's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment advisory agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Directors and their counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Tax-Free Series

The Fund's Directors approved the continuation of the Fund's current investment advisory agreement with ICCC in September 2006. The Fund's current investment advisory agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Directors followed prior to approving the agreement, shareholders should know that:

At present time, all but one of your Fund's Directors are independent of ICCC and its affiliates.

The Directors meet frequently to discuss fund matters. Each year, the Directors dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment advisory agreement, the Directors also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment advisory agreement.

The Directors regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Directors were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The Directors believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, ICCC is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Directors believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Directors consider these and many other factors, including the quality and integrity of ICCC's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's current investment advisory agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to ICCC by similar funds and institutional accounts advised by ICCC (if any). With respect to management fees paid to other investment advisors by similar funds, the Directors noted that the fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by ICCC, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund's investment management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and ICCC of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Institutional Class shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The investment performance of the Fund and ICCC, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2006, the Fund's performance (Institutional Class shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable ImoneyNet universe. The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods ended June 30, 2006 and performed at its benchmark for the one-year period ended June 30, 2006. The Board recognized that ICCC has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by ICCC. The Board considered extensive information regarding ICCC, including ICCC's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment advisory agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by ICCC have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, ICCC and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by ICCC during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with ICCC the cost allocation methodology used to determine ICCC's profitability. In analyzing ICCC's costs and profits, the Board also reviewed the fees paid to and services provided by ICCC and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by ICCC and its affiliates as a result of ICCC's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review ICCC's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by ICCC and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by ICCC and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of ICCC regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of ICCC, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to ICCC and its affiliates) research services from third parties that are generally useful to ICCC and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

ICCC's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered ICCC's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by ICCC to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of ICCC's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to ICCC's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment advisory agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Directors and their counsel present. It is possible that individual Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Notes

Notes

the six-month period ended September 30, 2002, and offer an outlook for the months ahead.

Cash Reserve Fund, Inc.
P.O. Box 1346
Baltimore, MD 21203

DBABCR-3-#M

Printed 11/06

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, Tax-Free Series, Treasury Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Prime Series, Tax-Free Series, Treasury Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 30, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 30, 2006